Reverse Recapitalizations - Schedule of Business Combination (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands		12 Months Ended
	Mar. 12, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of consideration transferred
Net cash outflow on acquisition			$ 429
Acquisition of Valkyrie Funds LLC [Member]
Fair value of consideration transferred
Amount settled in cash	$ 1,023
Fair value of other consideration	266
Total consideration transferred	1,289
Cash and cash equivalents	27
Trade and other receivables	73
Total current assets	100
Trade and other payables	(481)
Total current liabilities	(481)
Identifiable net assets	(381)
Goodwill on acquisition	1,670
Consideration transferred settled in cash	1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$ 996